Significant Accounting Policies (Tables)	12 Months Ended
Mar. 31, 2021
Accounting Policies [Abstract]
Schedule of property and equipment net
Useful Lives
Buildings	20 years
Machinery	10 years
Furniture, fixture and electronic equipment	3-10 years
Vehicles	4 years

Schedule of estimated useful lives of intangible assets
Useful life
Land use right	50 years
Licensed software	10 years

Schedule of our sales from our product lines
	For the years ended March 31,
	2021	2020	2019
Nutraceutical and dietary supplements	$45,389,702	$65,061,953	$63,936,185
Online store	13,473,626	-	-
Internet information and advertising	9,245,019	-	-
Automobile	3,376,356	-	-
Revenue	$71,484,703	$65,061,953	$63,936,185

Schedule of foreign currency translation
	March 31, 2021	March 31,2020	March 31,2019
Period-end spot rate	US$1=RMB 6.5713 Yuan	US$1=RMB 7.0851 Yuan	US$1=RMB 6.7335 Yuan
Average rate	US$1=RMB 6.7960 Yuan	US$1=RMB 6.9655 Yuan	US$1=RMB 6.7317 Yuan